Warrant Liability	9 Months Ended
Sep. 30, 2011
Warrant Liability [Abstract]
Warrant Liability

9. Warrant Liability

We account for common stock warrants as either liabilities or as equity instruments depending on the specific terms of the warrant agreement. Registered common stock warrants that could require cash settlement are accounted for as liabilities. We classify these warrant liabilities on the consolidated balance sheet as a non-current liability, which is revalued to fair value at each reporting date subsequent to the initial issuance. We use a Black-Scholes valuation model to value the warrant liability at its fair value (see Note 5). Changes in the fair market value of the warrant are reflected in the consolidated statement of operations as other income (expense).

The warrants issued in the February 2011 registered direct offering contain a provision for net cash settlement in the event that there is a fundamental transaction (e.g., merger, sale of substantially all assets, tender offer, or share exchange). If a fundamental transaction occurs in which the consideration issued consists of all cash or stock in a non-public company, then the warrant holder has the option to receive cash equal to the fair value of the remaining unexercised portion of the warrant. Also, the warrants generally provide that, in the event the related registration statement or an exemption from registration is not available for the issuance or resale of the warrant shares, the holder may exercise the warrant on a cashless basis. However, the warrant agreements do not expressly state that a net cash settlement is prohibited. Therefore, even though a cashless exercise feature is available to the holder, in the absence of an express prohibition on net cash settlement, the warrants may be subject to cash settlement, as it is not within the absolute control of the Company to provide freely-tradable shares in all circumstances.

The warrants issued in February 2011 have been classified as liabilities, as opposed to equity, due to the potential cash settlement upon the occurrence of certain events as described above, and are recorded at a fair value of $1.1 million at September 30, 2011.

As of September 30, 2011, we had the following outstanding warrants to purchase shares of common stock:

Number of underlying shares	Exercise Price	Expiration
4,976,470	$6.00	June 8, 2012
149,026	$5.00	June 8, 2014
1,310,000	$3.55	February 2, 2016

6,435,496